Investment Objectives and Goals - RACWI US ETF	Sep. 08, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RACWI US ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The RACWI US ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the RACWI US Index (the “Index”).